Unaudited Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ 147,336	$ 54,640	$ 221,256	$ (7,174)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax recovery of $365 and $112 (2018 - $1,178 and $878), respectively (notes 20(b)(iii) and 20(b)(iv))	(2,859)	(10,370)	11,955	(12,816)
Change in fair value of cash flow hedges, net of tax expense of $4,682 and $5,200 (2018 - $1,701 and $306), respectively (note 20(b)(ii))	12,167	4,554	13,630	803
Change in pension and other post-employment benefits, net of tax expense of $141 and $50 (2018 - tax recovery of $19 and $56), respectively (note 8)	209	(180)	(45)	(282)
Other comprehensive income (loss), net of tax	9,517	(5,996)	25,540	(12,295)
Comprehensive income (loss)	156,853	48,644	246,796	(19,469)
Comprehensive loss attributable to the non-controlling interests	(6,601)	(10,812)	(19,070)	(90,247)
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	$ 163,454	$ 59,456	$ 265,866	$ 70,778